Contract Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contract Liabilities
21.	CONTRACT LIABILITIES

	December 31,
	2018	2019
	RMB	RMB
Third parties	55,638	54,225
China Telecom Group	145	162
China Tower	—	1

	55,783	54,388

As of January 1, 2018, contract liabilities amounted to RMB62,175. Majority of contract liabilities as of December 31, 2018 was recogni
z
ed as operating revenues for the year ended December 31, 2019.